Fathom OpCo Predecessor Period Acquisitions - Centex and Laser - Additional Information (Details) - USD ($) $ in Thousands	Dec. 23, 2021	Apr. 30, 2021
Business Acquisition [Line Items]
Business combination acquisition costs expensed	$ 19,010
Laser [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interests acquired		100.00%
Incodema Holdings Llc [Member] | Centex and Laser [Member]
Business Acquisition [Line Items]
Business combination acquisition costs expensed		$ 1,226
Payment of transaction fee to affiliate		$ 190